Plant and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 26,360	$ 19,461	$ 31,173	$ 100,533
Loss on disposal of assets				114,013
Impairment loss